Earnings/(Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS/(LOSS) PER COMMON SHARE [Abstract]
Earnings/(Loss) per common and diluted shares

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net income attributable to Navios Logistics’ stockholders	$3,105	$10,157	$22,238

Weighted average number of shares, basic and diluted	20,000	20,000	20,000

Net earnings per share from continuing operations:
Basic and diluted	$0.16	$0.51	$1.11